CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 6,768		$ 17,575	$ 23,241			$ 7,517
Prepaid expenses and other	620		636
Total current assets	7,388		18,211				10,920
Funds in respect of employee rights upon retirement			228
Receivables			408				3,403
Property and equipment, net	15		158				385
Operating lease right-of-use	234		1,199			$ 1,809
Other non-current assets	52		187
Total assets	7,689		19,755				12,761
NON-CURRENT ASSETS:
Long-term prepaid expenses			57				1,115
Long-term pledged deposits			130				120
Funds in respect of employee rights upon retirement							221
TOTAL NON-CURRENT ASSETS			1,544				1,841
Current liabilities:
Trade payables	482		875				396
Accrued expenses and other	1,620		2,855
Short-term employee benefits			297				644
Liability for employee rights upon retirement			262
Operating lease liability	173		391			$ 1,726
Other payables			2,296				1,706
Total current liabilities	2,275		4,121				2,746
Non-current operating lease liability	63		725
Total liabilities	2,338		4,846				2,956
Commitments and contingencies
TOTAL LONG-TERM LIABILITIES			725				210
LONG-TERM LIABILITIES:
Liability for employee rights upon retirement							210
Shareholders' equity:
Ordinary shares, no par value - authorized 500,000,000 shares as of September 30, 2020 and 100,000,000 shares as of December 31,2019; issued and outstanding 37,099,352 shares at September 30, 2020 and December 31,2019	0		0				0
Paid-in capital	119,375		119,468				87,240
Currency translation differences reserve	872		872				872
Accumulated deficit	(114,896)		(105,431)				(78,307)
Total shareholders' equity	5,351	$ 8,157	14,909	$ 20,402	$ 27,249		9,805	$ (609)
Total liabilities and shareholders' equity	$ 7,689		$ 19,755				$ 12,761